Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Annex A – Acquisition (sale) of Consolidated Companies, net
Working capital (except for cash and cash equivalents)	$ 1,608	$ (10,988)	$ 14,086
Restricted cash	0	0	(822)
Fixed assets	1,082	49,831	(18,730)
Intangible assets	6,125	4,024	7,965
Deferred costs in respect of projects	0	3,681	2,348
Deferred taxes	0	(536)	(6)
Investment in investee	51,982	105	(98)
Assets Of Disposal Groups Classified As Held For Sale	(81,661)	0	0
Liabilities of disposal groups classified as held for sale	46,635	0	0
Right-of-use asset and lease liability, net	0	0	147
Loans from banks and other financial institutions	0		18,588
Loan to investee	36,164	(46,350)	(17,391)
Loan from non-controlling interests	0	(1,167)	1,083
Non-controlling interests	201	(471)	(195)
Gain on loss of control in subsidiary	(96,431)	0	0
Total consideration which was received (paid), after deducting cash in consolidated companies	(34,295)	$ (1,871)	$ 6,975
UNITED STATES
Annex A – Acquisition (sale) of Consolidated Companies, net
Payment for development of project	$ 291,200